Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Reconciliation of the Component Parts of Earnings per Share
A reconciliation of the component parts of earnings per share for 2022, 2021, and 2020 follows:
(dollars in thousands, except per share data)	For the years ended December 31,
	2022	2021	2020

Net income	$75,234	$61,519	$52,452
Weighted average common shares (1)	19,131	19,259	19,301

Effect of dilutive common stock options (1)	2	4	2

Weighted average common shares including potential dilutive shares (1)	19,133	19,263	19,303

Basic EPS (1)	$3.93	$3.19	$2.72

Diluted EPS (1)	$3.93	$3.19	$2.72

(1)	Share and per share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.